Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Table Text Block [Abstract]
Schedule of Finite and Indefinite Intangible Assets [Table Text Block]

	As of June 30, 2023		As of December 31, 2022
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
In-place lease value	$2,564	$1,783	$2,564	$1,621
Lease commissions	165	119	165	106
Indefinite lived contract	3,160	—	3,160	—
Acquired technology	4,242	784	4,217	561

Total intangible assets	$10,131	$2,686	$10,106	$2,288

	2022		2021
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
In-place lease value	$2,564	$1,621	$2,398	$1,311
Lease commissions	165	106	152	82
Indefinite lived contract	3,160	—	3,160	—
Acquired technology	4,217	561	4,046	133

Total intangible assets	$10,106	$2,288	$9,756	$1,526

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]

	Acquired in- place leases	Lease commissions	Technology
2023	$320	$24	$448
2024	303	21	443
2025	189	9	443
2026	102	4	443
2027	29	1	415
Thereafter	—	—	1,464

	$943	$59	$3,656